Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and equivalents	$ 172,732	$ 96,477
Accounts receivable	5,643	16,514
Inventories	138,890	122,942
Prepaids	8,179	8,465
Other financial assets	27,795	5,057
Total current assets	353,239	249,455
Property, plant and equipment	1,770,102	1,286,001
Inventories	39,586	17,554
Other financial assets	959	7,896
Deferred tax assets	25,226	17,771
Goodwill	5,931	5,462
Total assets	2,195,043	1,584,139
Current liabilities
Accounts payable and accrued liabilities	129,927	71,748
Current portion of long-term debt	32,853	27,658
Deferred revenue	13,666	10,346
Current portion of Cariboo consideration payable	16,447	14,384
Interest payable	9,890	13,896
Current income tax payable	4,053	3,157
Total current liabilities	206,836	141,189
Long-term debt	764,355	610,233
Cariboo consideration payable	129,421	55,997
Deferred revenue	77,327	59,720
Florence royalty obligation	84,383	0
Florence copper stream	67,813	0
Provision for environmental rehabilitation	169,570	145,786
Deferred tax liabilities	183,964	132,494
Other financial liabilities	8,152	4,572
Total liabilities	1,691,821	1,149,991
EQUITY
Share capital	529,413	486,136
Contributed surplus	57,786	54,833
Accumulated other comprehensive income ("AOCI")	52,845	16,557
Deficit	(136,822)	(123,378)
Total equity	503,222	434,148
Total equity and liabilities	$ 2,195,043	$ 1,584,139